Leases, Right-of-use assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Right-of-use assets [Abstract]
Balance, beginning of period	$ 354,232
Balance, end of period	337,232	$ 354,232
Monthly payment of lease	52,250	90,432		$ 134,245
Warehouse [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	204,605
Balance, end of period	207,386	204,605
Cranes [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	4,565
Balance, end of period	454	4,565
Courtyards [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	37,540
Balance, end of period	37,938	37,540
Major Vessel Maintenance [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	17,985
Balance, end of period	12,451	17,985
Corporate Building [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	89,537
Balance, end of period	79,003	89,537
Expenses related to cancellation of lease	113,469
Monthly payment of lease	$ 158
Lease payment period	4 years
Gross carrying amount [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	$ 473,703	671,684
Additions	69,816	339,463
Disposals	0	537,444
Balance, end of period	543,519	473,703		671,684
Gross carrying amount [Member] | Warehouse [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	287,641	83,968
Additions	58,454	216,548
Disposals	0	12,875
Balance, end of period	346,095	287,641		83,968
Gross carrying amount [Member] | Cranes [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	11,722	3,112
Additions	0	8,610
Disposals	0	0
Balance, end of period	11,722	11,722		3,112
Gross carrying amount [Member] | Courtyards [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	60,035	60,035
Additions	11,362	0
Disposals	0	0
Balance, end of period	71,397	60,035		60,035
Gross carrying amount [Member] | Major Vessel Maintenance [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	22,135	10,834
Additions	0	22,135
Disposals	0	10,834
Balance, end of period	22,135	22,135		10,834
Gross carrying amount [Member] | Corporate Building [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	92,170	513,735
Additions	0	92,170
Disposals	0	513,735	[1]
Balance, end of period	92,170	92,170		513,735
Depreciation [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	(119,471)	(111,585)
Disposals	0	74,864
Depreciation	86,816	82,750
Balance, end of period	(206,287)	(119,471)		(111,585)
Depreciation [Member] | Warehouse [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	(83,036)	(40,212)
Disposals	0	1,884
Depreciation	55,673	44,708
Balance, end of period	(138,709)	(83,036)		(40,212)
Depreciation [Member] | Cranes [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	(7,157)	(2,197)
Disposals	0	0
Depreciation	4,111	4,960
Balance, end of period	(11,268)	(7,157)		(2,197)
Depreciation [Member] | Courtyards [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	(22,495)	(10,794)
Disposals	0	0
Depreciation	10,964	11,701
Balance, end of period	(33,459)	(22,495)		(10,794)
Depreciation [Member] | Major Vessel Maintenance [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	(4,150)	(8,667)
Disposals	0	10,834
Depreciation	5,534	6,317
Balance, end of period	(9,684)	(4,150)		(8,667)
Depreciation [Member] | Corporate Building [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	(2,633)	(49,715)
Disposals	0	62,146
Depreciation	10,534	15,064
Balance, end of period	$ (13,167)	$ (2,633)		$ (49,715)

[1]	It corresponds to the cancellation of the rental agreement of the former corporate headquarters located on Av. De la Cuspide, which generates an effect on profit or loss in the amount of $113,469, which is presented in the caption of other (expenses) income (See note 19). In accordance with the agreement, the Company is bound to pay an amount of 158 thousand dollars monthly for 4 years, which will be conditioned to the rent or sale by the lessor of the real property. As of the date of issuance of the accompanying financial statements, these offices have not been rented or sold.